Pension and other post-retirement benefits - Estimated future benefit payments (Details 6) SFr in Millions	Dec. 31, 2022 CHF (SFr)
Defined benefit pension plans
Estimated future benefit payments
Next twelve months	SFr 1,343
Year two	1,067
Year three	1,055
Year four	1,035
Year five	1,014
For five years thereafter	4,679
Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	10
Year two	10
Year three	10
Year four	9
Year five	9
For five years thereafter	36
Bank | International | Defined benefit pension plans
Estimated future benefit payments
Next twelve months	127
Year two	108
Year three	115
Year four	118
Year five	116
For five years thereafter	585
Bank | International | Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	10
Year two	10
Year three	10
Year four	9
Year five	9
For five years thereafter	SFr 36